Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Schedule of intangible assets

	As of December 31, 2022
(Amounts in thousands; except years)	Weighted-Average Remaining Amortization Period (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Indefinite-lived intangible assets:
Trademarks		$1,180	$-	$1,180

Finite-lived intangible assets:
Backlog	0.7	4,732	3,694	1,038

Total intangible assets, net		$5,912	$3,694	$2,218

	As of December 31, 2021
(Amounts in thousands; except years)	Weighted-Average Remaining Amortization Period (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Indefinite-lived intangible assets:
Trademarks		$1,180	$-	$1,180

Finite-lived intangible assets:
Backlog	1.7	4,732	2,697	2,035

Total intangible assets, net		$5,912	$2,697	$3,215